Accumulated other comprehensive income (loss)	12 Months Ended
Mar. 31, 2024
Accumulated other comprehensive income [abstract]
Accumulated other comprehensive income (loss)	Accumulated other comprehensive income (loss)

	Foreign currency differences on translation of foreign operations		Hedging reserve		Total accumulated other comprehensive income (loss)
	2024	2023	2024	2023	2024	2023
	$	$	$	$	$	$
Balance - Beginning of fiscal year	(2,932)	2,654	(125)	23	(3,057)	2,677

Foreign currency differences on translation of foreign operations	(1,302)	(5,586)	—	—	(1,302)	(5,586)
Change in net unrealized gain (loss) on cash flow hedging instruments	—	—	382	(148)	382	(148)
Deferred income tax expense	—	—	(68)	—	(68)	—

Balance - End of fiscal year	(4,234)	(2,932)	189	(125)	(4,045)	(3,057)